Note 11 - Debt (Details) - Scheduled Principal Repayments $ in Thousands	Dec. 31, 2015 USD ($)
Years
December 31, 2016	$ 5,863
December 31, 2017	2,063
December 31, 2018	1,963
December 31, 2019	1,550
December 31, 2020	1,550
December 31, 2021 and thereafter	12,561
Total	$ 25,550